Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Operating activities
Income (loss) for the year	$ (363,812)	$ 1,360,699	$ (1,253,534)
Adjustments for:
Amortization of right-of-use asset	18,494
Equity-settled share-based compensation	123,578	17,888	42,124
Finance income			(5,558)
Non-cash property payments			300,000
Gain on sale of mineral property		(1,934,500)
Office lease accretion per IFRS 16	10,438
Office base rent recorded as lease reduction per IFRS 16	(21,288)
Interest expense - director's loans	100,000	111,354	105,630
Transaction cost - director's loan	74,642	57,881	108,768
Changes in working capital items
Amounts receivable and other assets	(1,437)	35,998	224,217
Restricted cash	(63)	(344)	(5,000)
Accounts payable and accrued liabilities	245,083	68,120	64,111
Advanced contributions received			(189,021)
Balance due to related parties	(422,936)	91,906	289,320
Net cash used in operating activities	(237,301)	(190,998)	(318,943)
Investing activities
Proceeds from disposition of marketable securities			5,476
Proceeds from disposition of mineral properties		300,000
Interest received			5,558
Net cash provided by investing activities		300,000	11,034
Financing activities
Net proceeds from issuance of common shares pursuant to exercise of share purchase warrants	300,000	249,900
Interest paid on director's loans			(25,904)
Proceeds from director's loan			675,000
Repayment of director's loans		(300,000)	(375,000)
Net cash (used in) financing activities	300,000	(50,100)	274,096
Net (decrease) increase in cash	62,699	58,902	(33,813)
Cash, beginning balance	308,085	249,183	282,996
Cash, ending balance	$ 370,784	$ 308,085	$ 249,183